PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	December 31,
	2023	2024
	US$’000	US$’000
Investment property	442	442
Computer software	225	229
Renovation	87	87
Office equipment	15	16
Furniture and fittings	34	34
Motor vehicle	239	239
Subtotal	1,042	1,047
Accumulated depreciation	(409)	(469)
Property, plant and equipment, net	633	578